WARRANTS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 15, 2021	Sep. 30, 2020	Mar. 31, 2021	Mar. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
IfrsStatementLineItems [Line Items]
Proceeds from exercise of warrants						$ 17,031,098
Number of stock issued for exercise of warrants					2,571,669	2,571,669
Number of warrants issued	2,571,669
Adjustments for finance costs						$ 45,413,018
Estimated fair value percentage							0.23%
Description of expected volatility share	76.59%				50.00%	52.75%	56.59%
Share price per share					$ 8.50
Other finance cost						$ 1,235,341
Warrant liability			$ 5,197,201		4,005	5,197,201
Net fair value gain on financial liabilities at fair value through profit or loss					$ 5,193,196	$ 11,397,187
Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Estimated fair value percentage	0.21%				2.19%	0.31%
Estimated fair value term	3 years
Volatility [Member]
IfrsStatementLineItems [Line Items]
Estimated fair value term					1 year 9 months 14 days	2 years 9 months 14 days
Volatility parameter	55.52%
Description of expected volatility share	34.45%				51.81%
[custom:MeasurementOfEstimatedFairVlauePercentage-0]	$ 0.5552		$ 0.3441		$ 0.3269	$ 0.3441
Measurement of annual percentage			$ 0.7109		$ 0.7093	$ 0.7109
Public Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants fair value		$ 8,324,147	$ 8,324,147			$ 8,324,147
Number of warrants		6,212,050	2,961,935
Warrants closing price		$ 1.34
Warrants exercised			$ 3,968,986			(3,968,986)
[custom:WarrantHoldersExecrised]			1,480,965
Proceeds from exercise of warrants			$ 17,031,098		3,250,115
Warrants redeemed			4,355,161			(4,355,161)
Warrants redeemed price				$ 0.01
Number of warrants issued		6,212,050					6,212,050
Warrant liability
Private Warrants [Member]
IfrsStatementLineItems [Line Items]
Proceeds from exercise of warrants	$ 2,376,652				1,022,399
Private placement cash	$ 38,575,035
Number of stock issued for exercise of warrants	2,571,669
Number of warrants issued	2,571,669
Capital commitments	$ 2,871,652
Adjustments for finance costs	$ 495,000				$ 212,940
Warrants term	3 years
Warrants exercise price	$ 18.75
Share price per share	$ 6.45		$ 2.02		$ 0.002	$ 2.02
Additionsal and adjusments of warrants	$ 16,594,388					$ 16,594,388
Other finance cost	$ 1,235,341
Warrant liability			$ 5,197,201		$ 4,005	$ 5,197,201